SEGMENT INFORMATION - Schedule of Revenues by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 2,454,877	$ 2,415,689	$ 2,095,939
North America
Disclosure of geographical areas [line items]
Revenue	1,333,403	1,347,998	1,245,972
Latin America
Disclosure of geographical areas [line items]
Revenue	492,537	531,309	463,223
Europe
Disclosure of geographical areas [line items]
Revenue	469,409	419,073	310,114
New Markets
Disclosure of geographical areas [line items]
Revenue	$ 159,528	$ 117,309	$ 76,630